02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 | Spartan® Extended Market Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® Extended Market Index Fund}	02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 Spartan® Extended Market Index Fund Spartan Extended Market Index Fund-Institutional Premium Class
Management fee	0.045%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.045%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Spartan® Extended Market Index Fund}	02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 Spartan® Extended Market Index Fund Spartan Extended Market Index Fund-Institutional Premium Class USD ($)
1 year	$ 5
3 years	15
5 years	25
10 years	$ 58

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Spartan® Extended Market Index Fund} - 02.28 Fidelity Index Funds Institutional, Institutional Premium Combo PRO-03 - Spartan® Extended Market Index Fund	Past 1 year	Since Inception [1]	Inception Date
Spartan Extended Market Index Fund-Institutional Premium Class			Sep. 08, 2011
Spartan Extended Market Index Fund-Institutional Premium Class | Return Before Taxes	(3.29%)	14.27%
Spartan Extended Market Index Fund-Institutional Premium Class | After Taxes on Distributions	(4.76%)	13.01%	Sep. 08, 2011
Spartan Extended Market Index Fund-Institutional Premium Class | After Taxes on Distributions and Sales	(0.81%)	11.25%	Sep. 08, 2011
Dow Jones U.S. Completion Total Stock Market Index℠(reflects no deduction for fees, expenses, or taxes)	(3.42%)	14.13%
[1]	From September 8, 2011